UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          05/04/12
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $120,834.00
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      357     4000 SH       Sole                                       4000
ABBOTT LABORATORIES            COM              002824100      521     8500 SH       Sole                                       8500
ADVANCED AUTO PARTS            COM              00751Y106      945    10667 SH       Sole                                      10667
AGILENT TECHNOLOGIES INC       COM              00846U101     3595    80767 SH       Sole                                      80767
AMERICAN EAGLE OUTFITTERS      COM              02553E106      727    42300 SH       Sole                                      42300
AMGEN INC                      COM              031162100     3794    55800 SH       Sole                                      55800
ANADARKO PETROLEUM CORP        COM              032511107      505     6449 SH       Sole                                       6449
AOL INC                        COM              00184X105      563    29700 SH       Sole                                      29700
AON PLC                        COM              G0408V102     3274    66734 SH       Sole                                      66734
AT&T INC                       COM              00206R102     2100    67247 SH       Sole                                      67247
BAKER HUGHES INC               COM              057224107      939    22400 SH       Sole                                      22400
BALL CORP                      COM              058498106     5907   137767 SH       Sole                                     137767
BALTIA AIR LINES INC           COM              058823105       18   570000 SH       Sole                                     570000
BANK OF AMERICA CORP           COM              060505104      861    89920 SH       Sole                                      89920
BECTON DICKINSON & CO          COM              075887109     1102    14190 SH       Sole                                      14190
CENOVUS ENERGY INC             COM              15135U109      698    19415 SH       Sole                                      19415
CHEVRON CORP                   COM              166764100     4793    44691 SH       Sole                                      44691
CIT GROUP INC                  COM              125581801     1552    37633 SH       Sole                                      37633
CONOCOPHILLIPS                 COM              20825C104      342     4500 SH       Sole                                       4500
CONSOL ENERGY INC              COM              20854P109     1078    31600 SH       Sole                                      31600
CROWN HOLDINGS INC.            COM              228368106     4205   114167 SH       Sole                                     114167
CSX CORP                       COM              126408103      250    11600 SH       Sole                                      11600
DANAHER CORP                   COM              235851102     2890    51600 SH       Sole                                      51600
DEVON ENERGY CORP              COM              25179M103      206     2900 SH       Sole                                       2900
DIAGEO PLC-SPON ADR            COM              25243Q205     2683    27800 SH       Sole                                      27800
DIRECTV GROUP INC (THE)        COM              25490A101     3483    70600 SH       Sole                                      70600
DRESSER-RAND GROUP INC         COM              261608103     2910    62730 SH       Sole                                      62730
DU PONT (EI) DE NEMOURS        COM              263534109     2952    55800 SH       Sole                                      55800
EBAY INC                       COM              278642103     3405    92300 SH       Sole                                      92300
ENCANA CORP                    COM              292505104      318    16203 SH       Sole                                      16203
FRANKLIN RESOURCES INC         COM              354613101     2351    18954 SH       Sole                                      18954
FREEPORT-MCMORAN COPPER        COM              35671D857     1392    36600 SH       Sole                                      36600
GENERAL DYNAMICS               COM              369550108     1433    19534 SH       Sole                                      19534
HEWLETT-PACKARD CO             COM              428236103      471    19750 SH       Sole                                      19750
HUMAN GENOME SCIENCES INC      COM              444903108     1061   128800 SH       Sole                                     128800
IBM CORPORATION                COM              459200101     3964    18999 SH       Sole                                      18999
INTERNATIONAL PAPER CO         COM              460146103     3820   108834 SH       Sole                                     108834
JPMORGAN CHASE & CO            COM              46625H100     4038    87810 SH       Sole                                      87810
KIMBERLY-CLARK CORP            COM              494368103     1101    14900 SH       Sole                                      14900
LOCKHEED MARTIN                COM              539830109      315     3500 SH       Sole                                       3500
LSI CORP                       COM              502161102      445    51300 SH       Sole                                      51300
MACY'S INC                     COM              55616P104     2671    67233 SH       Sole                                      67233
MCDONALDS CORP                 COM              580135101     1079    11000 SH       Sole                                      11000
MICROSOFT CORP COM             COM              594918104     2933    90958 SH       Sole                                      90958
MORGAN STANLEY                 COM              617446448     1288    65568 SH       Sole                                      65568
NAVISTAR INTERNATIONAL         COM              63934E108     1773    43833 SH       Sole                                      43833
NORTHROP GRUMMAN CORP          COM              666807102      348     5700 SH       Sole                                       5700
PACKAGING CORP OF AMERICA      COM              695156109     3629   122633 SH       Sole                                     122633
PRECISION CASTPARTS CORP       COM              740189105     5163    29860 SH       Sole                                      29860
SHIRE PLC-ADR                  COM              82481R106     2064    21784 SH       Sole                                      21784
SPDR GOLD TRUST                COM              78463V107      356     2194 SH       Sole                                       2194
STATE STREET CORP              COM              857477103     3097    68066 SH       Sole                                      68066
TEEKAY CORPORATION             COM              Y8564W103     2168    62383 SH       Sole                                      62383
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     1455    32300 SH       Sole                                      32300
THE SHERWIN-WILLIAMS CO        COM              824348106     2804    25800 SH       Sole                                      25800
THE TRAVELERS COS INC          COM              89417E109     1794    30300 SH       Sole                                      30300
US BANCORP                     COM              902973304     1793    56583 SH       Sole                                      56583
VALSPAR CORP                   COM              920355104     3554    73600 SH       Sole                                      73600
WELLPOINT INC                  COM              94973V107     3041    41200 SH       Sole                                      41200
WELLS FARGO & CO               COM              949746101      341     9994 SH       Sole                                       9994
WYNDHAM WORLDWIDE CORP         COM              98310W108     2121    45600 SH       Sole                                      45600